RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of nature of relationships with related parties

Name	Relationship with the Company
Horgos Zhijiantiancheng Technology Co., Ltd. (“Horgos Zhijiantiancheng”)

Controlled by EJAM Media Technology Group Holding Co., Ltd. (“EJAM Group”), which indirectly held a 6.8% equity interest in the Company, and ceased to be a related party of the Company since January 2024 when EJAM sold equity interest in the Company.

Anruitai Investment Limited (“Anruitai”)	22.4% shareholder of the Company
Sheng Gong	A director of the Company and 10% shareholder of Anruitai
Wenxiu Zhong	90% shareholder of Anruitai

Schedule of transactions with related parties

	For the Years Ended
	December 31,
	2025	2024	2023
Services purchased from related parties
Horgos Zhijiantiancheng	$—	$—	$161,264
	$—	$—	$161,264
Loans made to related parties
Anruitai	$2,053	$—	$—
Sheng Gong	—	—	1,412
	$2,053	$—	$1,412
Repayment of loans from a related party
Sheng Gong	$—	1,390	$—
	$—	1,390	$—

Schedule of balances due from a related party

	December 31,	December 31,
	2025	2024
Due from related parties
Anruitai Investment Limited	$30,666	$28,667
	$30,666	$28,667

Schedule of balances due to a related party

	December 31,	December 31,
	2025	2024
Due to related parties
Wenxiu Zhong	$—	$3,566
	$—	$3,566